Exhibit 99.2

Remittance Dates:
January 24, 2011 through February 22, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	January 24, 2011 through February 22, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00547	per kWh	$ 2,741,852.75	$ 2,725,930.80
2	Small General Service	$0.00649	per kWh	$ 175,173.06	$ 174,770.33
3	General Service	$0.00400	per kWh	$ 1,027,014.55	$ 1,026,283.31
4	Large General Service	$0.00218	per kWh	$ 256,929.73	$ 256,887.33
5	Large Industrial Power Service	$0.20452	per kW	$ 179,738.13	$ 179,738.13
6	Economic As-Available Service	-$0.00087	per kWh	$ -	$ -
7	Standby and Maintenance Service	$0.01911	per kW	$ 9,312.91	$ 9,312.91
8	Street and Outdoor Lighting	$0.02717	per kWh	$ 175,434.00	$ 172,544.79
9	Total			$ 4,565,455.13	$ 4,545,467.60

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,545,467.60
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,545,467.60

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of February 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
February 23, 2011 through March 23, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	February 23, 2011 through March 23, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00547	per kWh	$ 2,826,321.31	$ 2,809,908.85
2	Small General Service	$0.00649	per kWh	$ 186,683.41	$ 186,254.23
3	General Service	$0.00400	per kWh	$ 1,019,907.98	$ 1,019,181.81
4	Large General Service	$0.00218	per kWh	$ 247,688.06	$ 247,647.22
5	Large Industrial Power Service	$0.20452	per kW	$ 183,870.87	$ 183,870.87
6	Economic As-Available Service	-$0.00087	per kWh	$ (164.83)	$ (164.83)
7	Standby and Maintenance Service	$0.01911	per kW	$ 9,263.96	$ 9,263.96
8	Street and Outdoor Lighting	$0.02717	per kWh	$ 176,512.62	$ 173,605.60
9	Total			$ 4,650,083.38	$ 4,629,567.71

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,629,567.71
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,629,567.71

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of March 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
March 24, 2011 through April 22, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	March 24, 2011 through April 22, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00547	per kWh	$ 1,968,344.26	$ 1,956,914.08
2	Small General Service	$0.00649	per kWh	$ 145,618.96	$ 145,284.20
3	General Service	$0.00400	per kWh	$ 940,380.37	$ 939,710.80
4	Large General Service	$0.00218	per kWh	$ 217,350.13	$ 217,314.27
5	Large Industrial Power Service	$0.20452	per kW	$ 182,446.75	$ 182,446.75
6	Economic As-Available Service	-$0.00087	per kWh	$ (2,190.36)	$ (2,190.36)
7	Standby and Maintenance Service	$0.01911	per kW	$ 9,266.33	$ 9,266.33
8	Street and Outdoor Lighting	$0.02717	per kWh	$ 176,328.99	$ 173,425.02
9	Total			$ 3,637,545.43	$ 3,622,171.09

10	Results of Annual Reconciliation (if applicable):

The Servicer has calculated that a Remittance Deficiency in the amount of $107,999.27 was paid during the period January 22, 2010 through January 22, 2011 for billings rendered December 31, 2009 through December 30, 2010.  Pursuant to Section 6.11(c) of the Servicing Agreement, the Servicer shall increase the amount of each Daily Remittance which the Servicer subsequently remits to the General Subaccount for application to the amount of such Remittance Deficiency until the balance of such Remittance Deficiency has been reduced to zero.

11	Reconciliation Period:	December 31, 2009 through December 31, 2010

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ 31,990,732.22	$ 32,079,092.36	$ 88,360.14	$ -
13	Small General Service	$ 2,249,230.88	$ 2,251,382.24	$ 2,151.36	$ -
14	General Service	$ 12,476,883.34	$ 12,481,277.10	$ 4,393.76	$ -
15	Large General Service	$ 2,936,388.85	$ 2,936,875.23	$ 486.38	$ -
16	Large Industrial Power Service	$ 1,812,602.03	$ 1,812,602.03	$ 0.00	$ -
17	Economic As-Available Service	$ 708,334.60	$ 708,334.60	$ -	$ -
18	Standby and Maintenance Service	$ 121,967.20	$ 121,967.20	$ -	$ -
19	Street and Outdoor Lighting	$ 1,714,754.12	$ 1,727,361.75	$ 12,607.63	$ -
20	Total	$ 54,010,893.24	$ 54,118,892.51	$ 107,999.27	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,622,171.09
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,730,170.36

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ 107,999.27
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of April 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
April 25, 2011 through May 23, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	April 25, 2011 through May 23, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00547	per kWh	$ 1,878,756.66	$ 1,867,846.72
2	Small General Service	$0.00649	per kWh	$ 141,305.81	$ 140,980.95
3	General Service	$0.00400	per kWh	$ 993,572.96	$ 992,865.55
4	Large General Service	$0.00218	per kWh	$ 259,100.17	$ 259,057.40
5	Large Industrial Power Service	$0.20452	per kW	$ 181,771.07	$ 181,771.07
6	Economic As-Available Service	-$0.00087	per kWh	$ (7,775.78)	$ (7,775.78)
7	Standby and Maintenance Service	$0.01911	per kW	$ 9,266.33	$ 9,266.33
8	Street and Outdoor Lighting	$0.02717	per kWh	$ 177,039.19	$ 174,123.53
9	Total			$ 3,633,036.41	$ 3,618,135.77

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,618,135.77
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,618,135.77

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of May 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
May 24, 2011 through June 22, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	May 24, 2011 through June 22, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00547	per kWh	$ 2,264,704.88	$ 2,252,683.82
2	Small General Service	$0.00649	per kWh	$ 148,884.03	$ 148,569.00
3	General Service	$0.00400	per kWh	$ 1,055,105.85	$ 1,054,412.66
4	Large General Service	$0.00218	per kWh	$ 272,500.77	$ 272,455.00
5	Large Industrial Power Service	$0.20452	per kW	$ 183,325.37	$ 183,325.37
6	Economic As-Available Service	-$0.00087	per kWh	$ (634.95)	$ (634.95)
7	Standby and Maintenance Service	$0.01911	per kW	$ 9,290.54	$ 9,290.54
8	Street and Outdoor Lighting	$0.02717	per kWh	$ 177,495.06	$ 174,714.06
9	Total			$ 4,110,671.55	$ 4,094,815.50

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,094,815.50
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,094,815.50

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of June 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
June 23, 2011 through July 21, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	June 23, 2011 through July 21, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00547	per kWh	$ 3,109,944.38	$ 3,093,436.80
2	Small General Service	$0.00649	per kWh	$ 180,986.22	$ 180,603.27
3	General Service	$0.00400	per kWh	$ 1,198,720.03	$ 1,197,932.47
4	Large General Service	$0.00218	per kWh	$ 296,887.59	$ 296,837.71
5	Large Industrial Power Service	$0.20452	per kW	$ 143,675.31	$ 143,675.31
6	Economic As-Available Service	-$0.00087	per kWh	$ (2,561.21)	$ (2,561.21)
7	Standby and Maintenance Service	$0.01911	per kW	$ 8,638.89	$ 8,638.89
8	Street and Outdoor Lighting	$0.02717	per kWh	$ 178,016.43	$ 175,227.26
9	Total			$ 5,114,307.64	$ 5,093,790.50

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,093,790.50
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,093,790.50

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of July 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer